Schedule of Remaining Contractual Maturities (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Rou Assets And Operating Lease Liabilities
2027	$ 377,778
2028	352,399
2029	352,399
Total future lease payments	1,082,576
Less: imputed interest	33,483
Total Operating lease liabilities	$ 1,049,093	$ 84,602